UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

SMALLCAP World Fund®
Investment portfolio

December 31, 2008
unaudited

Common stocks — 87.03%	Shares	Value (000)

INDUSTRIALS — 18.26%
MSC Industrial Direct Co., Inc., Class A	2,106,000	$77,564
Container Corp. of India Ltd.[1]	5,843,588	75,050
Kaba Holding AG1,2	262,800	64,247
TaeWoong Co., Ltd.[1,2]	1,033,400	63,953
URS Corp.[3]	1,528,000	62,297
Resources Connection, Inc.[2,3]	3,303,500	54,111
Watsco, Inc.	1,394,000	53,530
Downer EDI Ltd.[1,2]	19,377,041	53,200
Ellaktor SA1	8,396,000	50,529
Michael Page International PLC[1]	14,429,333	45,423
GfK AG1	1,365,500	42,186
Mine Safety Appliances Co.	1,749,500	41,831
Monster Worldwide, Inc.[3]	3,330,000	40,260
LS Industrial Systems Co., Ltd.[1]	989,660	39,441
BayWa AG1	1,004,190	36,408
Delachaux SA1	586,923	36,345
Graco Inc.	1,521,800	36,112
Navigant Consulting, Inc.[3]	2,228,000	35,358
Sintex Industries Ltd.[1,2]	9,008,250	35,337
SIA Engineering Co. Ltd.[1]	24,405,000	34,261
Grontmij NV, depository receipts[1,2]	1,282,000	31,430
Beacon Roofing Supply, Inc.[2,3]	2,260,400	31,374
TK Corp.[1,2,3]	1,741,950	31,165
Singapore Post Private Ltd.[1]	54,995,000	30,558
United Stationers Inc.[3]	903,700	30,265
MITIE Group PLC[1]	10,017,903	30,091
Astaldi SpA[1,2]	5,344,954	29,834
Flowserve Corp.	550,000	28,325
KBR, Inc.	1,798,000	27,330
Société BIC SA1	450,000	25,919
Ennis, Inc.[2]	2,064,000	24,995
Uponor Oyj[1]	2,246,600	24,435
IDEX Corp.	1,010,000	24,391
TrueBlue, Inc.[2,3]	2,423,600	23,194
Jain Irrigation Systems Ltd.[1]	3,107,009	22,533
Samsung Engineering Co., Ltd.[1]	617,400	21,913
Koninklijke BAM Groep NV1	2,390,000	21,544
Aalberts Industries NV1	2,791,627	19,992
IVRCL Infrastructures & Projects Ltd.[1]	6,455,000	19,507
Brady Corp., Class A	799,700	19,153
Flughafen Wien AG, non-registered shares[1]	418,000	18,736
Avery Dennison Corp.	556,300	18,208
Murray & Roberts Holdings Ltd.[1]	3,495,000	18,113
Continental Airlines, Inc., Class B3	1,000,000	18,060
De La Rue PLC[1]	1,319,743	17,463
Pfeiffer Vacuum Technology AG1	244,000	16,197
Aboitiz Equity Ventures, Inc.[1]	134,250,000	15,854
Houston Wire & Cable Co.[2]	1,678,900	15,631
Pentair, Inc.	650,000	15,385
Actuant Corp., Class A	800,000	15,216
Copa Holdings, SA, Class A	500,458	15,174
MTU Aero Engines Holding AG1	546,100	15,087
PRONEXUS INC.[1]	1,627,000	15,084
Shenzhen Expressway Co. Ltd., Class H1	42,916,000	15,076
Herman Miller, Inc.	1,132,500	14,756
AeroVironment, Inc.[3]	400,050	14,726
Corrections Corporation of America[3]	885,300	14,483
Goodpack Ltd.[1,2]	24,678,000	14,326
Pyeong San Co., Ltd.[1,3]	684,000	13,927
Altra Holdings, Inc.[2,3]	1,705,548	13,491
CoStar Group, Inc.[3]	400,000	13,176
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	563,200	12,965
LECG Corp.[2,3]	1,863,800	12,506
John Bean Technologies Corp.[2]	1,506,917	12,311
GS Engineering & Construction Corp.[1]	247,127	11,735
ESCO Technologies Inc. [3]	285,700	11,699
Corporate Executive Board Co.	498,032	10,987
Dalian Port (PDA) Co. Ltd., Class H1	42,504,000	10,819
Hays PLC[1]	10,225,232	10,426
Hyunjin Materials Co., Ltd.[1]	546,263	10,020
Alaska Air Group, Inc.[3]	340,000	9,945
Bradken Ltd.[1]	5,050,000	9,926
Trakya Cam Sanayii AS1,3	16,186,936	9,765
Wilson Sons Ltd. (BDR)	2,025,000	9,648
Frigoglass SAIC[1]	1,967,833	9,417
Santos Brasil Participações SA, units	3,296,000	9,120
Curtiss-Wright Corp.	268,600	8,969
EnerSys[3]	800,000	8,800
Melco International Development Ltd.[1]	26,200,000	8,744
Kansas City Southern[3]	450,000	8,572
Permasteelisa SpA[1]	615,000	8,430
Steelcase Inc., Class A	1,425,000	8,008
Geberit AG1	74,000	7,923
S1 Corp.[1]	179,000	7,746
Danieli & C. Officine Meccaniche SpA, nonconvertible shares[1]	1,200,000	7,434
Nagarjuna Construction Co. Ltd.[1]	4,904,544	7,402
Sungkwang Bend Co., Ltd.[1]	700,000	7,137
TransDigm Group Inc.[3]	203,000	6,815
Spirax-Sarco Engineering PLC[1]	514,053	6,813
Japan Airport Terminal Co. Ltd.[1]	500,000	6,708
G-Shank Enterprise Co., Ltd.[1,2]	16,838,438	6,499
AirAsia Bhd.[1,3]	22,784,700	5,735
Kingspan Group PLC[1]	1,280,000	5,594
Ansaldo STS SpA[1]	390,000	5,509
Hubbell Inc., Class B	150,000	4,902
Chung-Hsin Electric and Machinery Manufacturing Corp.[1]	10,444,000	4,898
Hopewell Highway Infrastructure Ltd.[1]	8,774,600	4,894
Intertek Group PLC[1]	415,000	4,755
Advisory Board Co.[3]	211,554	4,718
Northgate PLC[1,2]	4,114,822	4,623
BELIMO Holding AG1	6,300	4,437
Max India Ltd.[1,3]	1,795,000	4,351
ALL – América Latina Logística SA, units	1,000,000	4,323
Cpl Resources PLC[1,2]	2,975,986	4,173
Krones AG1	93,324	4,123
MISUMI Group Inc.[1]	330,000	3,950
I. Kloukinas – I. Lappas SA1,2	1,824,000	3,644
J&P-AVAX SA1	1,105,000	3,516
Georg Fischer Ltd[1,3]	14,000	3,196
ITE Group PLC[1]	3,545,000	3,140
Smit Internationale NV1	61,194	3,017
Hyflux Water Trust[1]	11,872,000	2,949
Hong Kong Aircraft Engineering Co. Ltd.[1]	355,600	2,937
Korea Electric Terminal Co., Ltd.[1]	309,710	2,646
Lonrho PLC[1,2,3]	39,275,000	2,623
American Shipping Co. ASA[1,3]	544,600	2,583
Aker Philadelphia Shipyard ASA[1,4]	346,000	1,940
Chen Hsong Holdings Ltd.[1]	8,614,000	1,548
Imagelinx PLC[1,2,3]	21,385,714	233
BrisConnections Unit Trusts[1,2,3]	27,300,000	19
		2,205,825

HEALTH CARE — 13.68%
Myriad Genetics, Inc.[3]	1,798,000	119,135
Cochlear Ltd.[1]	2,024,890	81,318
Masimo Corp.[3]	2,091,200	62,380
NuVasive, Inc.[3]	1,526,261	52,885
American Medical Systems Holdings, Inc.[2,3]	5,155,400	46,347
Inverness Medical Innovations, Inc.[3]	2,394,456	45,279
ResMed Inc[3]	955,000	35,793
ResMed Inc (CDI)[1,3]	1,500,000	5,804
Volcano Corp.[2,3]	2,650,146	39,752
Gerresheimer AG, non-registered shares[1]	1,435,000	39,439
Medicis Pharmaceutical Corp., Class A	2,645,000	36,765
Integra LifeSciences Holdings Corp.[3]	1,020,000	36,281
Millipore Corp.[3]	700,000	36,064
Hikma Pharmaceuticals PLC[1]	6,769,153	34,605
Thoratec Corp.[3]	1,064,000	34,569
Illumina, Inc.[3]	1,325,000	34,516
Fisher & Paykel Healthcare Corp. Ltd.[1]	17,603,690	32,783
Haemonetics Corp.[3]	579,106	32,719
Nakanishi Inc.[1,2]	491,100	31,020
Mentor Corp.	950,000	29,383
ABIOMED, Inc.[3]	1,725,000	28,324
Greatbatch, Inc.[3]	990,400	26,206
Tsumura & Co.[1]	698,000	25,835
Hologic, Inc.[3]	1,965,000	25,683
Onyx Pharmaceuticals, Inc.[3]	750,000	25,620
XenoPort, Inc.[3]	1,000,000	25,080
Covance Inc.[3]	535,000	24,626
Charles River Laboratories International, Inc.[3]	920,000	24,104
Abaxis, Inc.[2,3]	1,486,802	23,833
Cougar Biotechnology, Inc.[3,4]	900,000	23,400
CardioNet, Inc.[3]	918,000	22,629
SonoSite, Inc.[2,3]	1,184,100	22,593
Beckman Coulter, Inc.	497,500	21,860
ev3 Inc.[3]	3,444,616	21,012
ZOLL Medical Corp.[2,3]	1,086,835	20,530
RHÖN-KLINIKUM AG, non-registered shares[1]	846,104	20,386
United Laboratories International Holdings Ltd.[1,2]	71,242,000	18,929
Acorda Therapeutics, Inc.[3]	900,000	18,459
Applera Corp., Celera Corp.[3]	1,658,000	18,454
DiaSorin SpA[1]	877,100	17,482
Hisamitsu Pharmaceutical Co., Inc.[1]	400,000	16,295
Sonic Healthcare Ltd.[1]	1,552,967	16,126
Laboratorios Almirall, SA1	2,051,800	16,027
Tecan Group AG1	415,586	15,272
Bumrungrad Hospital PCL[1]	23,355,300	14,593
Invacare Corp.	935,000	14,511
PSS World Medical, Inc.[3]	750,000	14,115
Ipca Laboratories Ltd.[1,2]	1,794,000	13,821
BioMarin Pharmaceutical Inc.[3]	750,000	13,350
Vibrac SA1	155,000	12,521
Intuitive Surgical, Inc.[3]	96,934	12,310
China Medical Technologies, Inc. (ADR)	600,000	12,156
Auxilium Pharmaceuticals, Inc.[3]	400,000	11,376
Orion Oyj, Class B1	655,000	11,116
Vital Images, Inc.[2,3]	792,000	11,017
Alexion Pharmaceuticals, Inc.[3]	300,000	10,857
AMAG Pharmaceuticals, Inc.[3]	300,000	10,755
ArthroCare Corp.[2,3]	2,044,300	9,751
Array BioPharma Inc.[3]	1,920,000	7,776
Eurand NV3	850,000	7,319
Recordati SpA[1]	1,300,000	7,070
United Therapeutics Corp.[3]	100,000	6,255
Laboratorios Farmacéuticos ROVI, SA1	710,000	5,822
EGIS Nyrt[1]	107,000	5,688
Simcere Pharmaceutical Group (ADR)[3]	770,000	5,521
Sirona Dental Systems, Inc.[3]	513,888	5,396
Phase Forward Inc.[3]	400,000	5,008
AS ONE Corp.[1]	253,000	4,889
LifeCycle Pharma A/S1,3	2,275,000	4,827
Genomma Lab Internacional, SAB de CV, Series B3	6,000,000	4,212
Clínica Baviera, SA1	420,000	4,187
Vision-Sciences, Inc.[2,3]	2,200,000	3,366
Newron Pharmaceuticals SpA[1,3]	257,000	3,361
Vical Inc.[2,3]	2,250,279	3,173
A&D Pharma Holdings NV (GDR)[1,3]	775,200	2,269
Krka, dd, Novo mesto[1]	27,820	1,862
WuXi PharmaTech (Cayman) Inc. (ADR)[3]	230,500	1,842
Exiqon A/S1,3	450,000	1,709
AtriCure, Inc.[3]	639,295	1,419
Hythiam, Inc.[3]	2,700,000	1,053
Arpida Ltd.[1,2,3]	1,231,509	839
Top Glove Corp. Bhd.[1]	136,600	139
Allied Medical Ltd.[1,3]	147,030	27
		1,652,880

CONSUMER DISCRETIONARY — 13.26%
Nitori Co., Ltd.[1]	879,000	68,069
Café de Coral Holdings Ltd.[1,2]	31,900,000	64,781
Jumbo SA1,2	9,689,912	58,885
Schibsted ASA[1,2]	4,297,200	51,649
Lions Gate Entertainment Corp.[2,3]	8,250,000	45,375
Kuoni Reisen Holding AG, Class B1	133,034	44,882
Central European Media Enterprises Ltd., Class A3	2,000,000	43,440
NVR, Inc.[3]	93,500	42,659
Cheil Industries Inc.[1]	1,300,000	42,186
Pantaloon Retail (India) Ltd.[1,2]	8,353,509	37,785
Pantaloon Retail (India) Ltd., Class B1,2	551,250	2,493
Weight Watchers International, Inc.	1,320,000	38,834
Chipotle Mexican Grill, Inc., Class A3	341,806	21,185
Chipotle Mexican Grill, Inc., Class B3	288,000	16,500
Nishimatsuya Chain Co., Ltd.[1,2]	3,990,800	36,401
O’Reilly Automotive, Inc.[3]	1,101,800	33,869
Marvel Entertainment, Inc.[3]	1,100,000	33,825
Las Vegas Sands Corp.[3]	5,000,000	29,650
GEOX SpA[1]	4,785,880	29,433
Live Nation, Inc.[2,3]	5,075,000	29,130
Trinity Ltd.[1,2,3,4]	82,337,500	28,899
Ekornes ASA[1,2]	2,937,598	28,602
Fourlis[1,2]	4,074,000	28,533
Jackson Hewitt Tax Service Inc.[2]	1,796,000	28,179
Choice Hotels International, Inc.	900,000	27,054
Hotai Motor Co., Ltd.[1]	17,003,415	26,286
DeVry Inc.	450,000	25,834
Navitas Ltd.[1]	15,077,690	25,810
Billabong International Ltd.[1]	4,345,000	24,786
WABCO Holdings Inc.	1,530,000	24,159
Bosideng International Holdings Ltd.[1]	248,300,000	23,508
Blue Nile, Inc.[2,3]	941,140	23,049
lululemon athletica inc.[3]	2,768,214	21,952
Virgin Media Inc.[3]	4,117,500	20,546
Timberland Co., Class A3	1,767,000	20,409
CTC Media, Inc.[3]	4,075,000	19,560
Aristocrat Leisure Ltd.[1]	6,277,742	17,694
Leggett & Platt, Inc.	1,100,000	16,709
Tractor Supply Co.[3]	456,100	16,483
Autoliv AB	750,000	16,095
Grand Canyon Education, Inc.[3]	850,000	15,963
American Public Education, Inc.[3]	425,000	15,806
Royal Caribbean Cruises Ltd.	1,100,000	15,125
Halfords Group PLC[1]	4,200,000	14,919
Lojas Renner SA, ordinary nominative	2,150,000	14,566
Harman International Industries, Inc.	800,000	13,384
Rightmove PLC[1]	5,174,057	13,304
Bloomsbury Publishing PLC[1,2]	5,405,000	12,571
Spot Runner, Inc.[1,3,4]	2,980,544	12,554
American Axle & Manufacturing Holdings, Inc.[2]	4,300,000	12,427
K12 Inc.[3]	660,018	12,375
CarMax, Inc.[3]	1,550,000	12,214
TAKKT AG1	1,071,778	12,032
GOME Electrical Appliances Holding Ltd.[1]	108,652,000	11,889
Praktiker Bau- und Heimwerkermärkte Holding AG1	1,062,280	11,725
Urban Outfitters, Inc.[3]	675,000	10,112
Saks Inc.[3]	2,257,500	9,888
Dolan Media Co.[3]	1,434,514	9,453
Korea Kumho Petrochemical Co., Ltd.[1,3]	610,940	9,185
Life Time Fitness, Inc.[3]	690,000	8,935
Domino’s Pizza Enterprises Ltd.[1,2]	4,563,190	8,818
TOD’S SpA[1]	162,000	6,840
REXCAPITAL Financial Holdings Ltd.[1,3]	280,000,000	6,761
Peet’s Coffee & Tea, Inc.[3]	290,000	6,743
Boyd Gaming Corp.	1,297,212	6,136
Office Depot, Inc.[3]	2,055,000	6,124
Bijou Brigitte modische Accessoires AG1	52,000	6,093
Titan Industries Ltd.[1]	275,493	5,295
USS Co., Ltd.[1]	100,000	5,279
Williams-Sonoma, Inc.	663,700	5,217
Banyan Tree Holdings Ltd.[1]	16,693,000	4,975
Tokai Rika Co., Ltd.[1]	546,600	4,783
Restaurant Group PLC[1]	2,950,000	4,575
HUGO BOSS AG1	215,000	4,385
Haseko Corp.[1]	3,950,000	4,187
ElringKlinger AG1	405,000	3,934
Galaxy Entertainment Group Ltd.[1,3]	26,500,000	3,646
Bob Evans Farms, Inc.	175,000	3,575
Gentex Corp.	297,400	2,626
Daphne International Holdings Ltd.[1]	15,200,000	2,487
Gaming VC Holdings SA1,2	1,701,800	2,453
Burani Designer Holding NV (CDI)[1]	1,289,428	2,426
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,4]	1,900,000	2,280
Next Media Ltd.[1]	16,482,000	1,921
Rambler Media Ltd.[1,3]	600,000	1,835
American Apparel, Inc.[3]	856,717	1,705
P.F. Chang’s China Bistro, Inc.[3]	44,601	934
OSIM International Ltd[1,3]	18,750,000	917
Ten Alps PLC[1,3]	1,815,000	675
Entertainment Rights PLC[1,3]	22,010,128	219
Cosi, Inc.[3]	446,635	129
Mobile Travel Guide, Inc.[1,3,4]	96,033	16
CEC Unet PLC[1,2,3]	35,100,775	—
		1,601,594

INFORMATION TECHNOLOGY — 11.70%
Kingboard Chemical Holdings Ltd.[1,2]	59,190,700	107,117
Intersil Corp., Class A2	6,590,000	60,562
IAC/InterActiveCorp[3]	3,500,000	55,055
Heartland Payment Systems, Inc.[2]	3,000,000	52,500
SkillSoft PLC (ADR)[2,3]	7,225,000	51,586
KLA-Tencor Corp.	1,892,000	41,227
SRA International, Inc., Class A3	2,250,000	38,813
Power Integrations, Inc.[2]	1,775,200	35,291
Hittite Microwave Corp.[3]	1,065,000	31,375
Tripod Technology Corp.[1,2]	29,313,514	29,141
Novellus Systems, Inc. [3]	2,325,000	28,690
ACI Worldwide, Inc.[2,3]	1,792,400	28,499
Novell, Inc.[3]	7,083,000	27,553
Logitech International SA3	1,650,000	25,707
Digital River, Inc.[3]	1,025,000	25,420
Ultimate Software Group, Inc.[2,3]	1,730,000	25,258
Semtech Corp.[3]	2,196,053	24,750
Sun Microsystems, Inc.[3]	6,435,000	24,582
AVEVA Group PLC[1]	2,850,396	23,732
VistaPrint Ltd.[3]	1,225,000	22,797
Perfect World Co., Ltd., Class B (ADR)[3]	1,285,000	22,166
Trimble Navigation Ltd.[3]	1,000,000	21,610
Red Hat, Inc.[3]	1,561,600	20,644
AAC Acoustic Technologies Holdings Inc.[1,3]	44,865,000	20,235
Advantest Corp.[1]	1,200,000	19,385
Internet Brands, Inc., Class A3	3,254,895	18,943
Avid Technology, Inc.[3]	1,633,400	17,820
Verifone Holdings, Inc.[3]	3,636,500	17,819
Neopost SA1	191,077	17,338
salesforce.com, inc.[3]	537,300	17,199
Internet Capital Group, Inc.[2,3]	3,096,000	16,873
Echelon Corp.[3]	2,000,000	16,300
Veeco Instruments Inc.[2,3]	2,566,396	16,271
Halma PLC[1]	5,365,000	15,902
Hana Microelectronics PCL[1,2]	53,925,000	15,780
Polycom, Inc.[3]	1,100,000	14,861
Global Unichip Corp.[1]	4,120,076	14,762
Littelfuse, Inc.[3]	850,000	14,110
Fidelity National Information Services, Inc.	850,000	13,829
SanDisk Corp.[3]	1,400,000	13,440
FormFactor, Inc.[3]	900,000	13,140
ASM Pacific Technology Ltd.[1]	3,840,000	12,653
MacDonald, Dettwiler and Associates Ltd.[3]	700,000	12,524
Kapsch TrafficCom AG1	548,989	12,472
Kingboard Laminates Holdings Ltd.[1]	53,064,236	12,450
TIBCO Software Inc.[3]	2,255,854	11,708
Mentor Graphics Corp.[3]	2,236,349	11,562
Compal Electronics, Inc.[1]	20,200,500	10,764
Advantech Co., Ltd.[1]	6,753,860	9,908
Dice Holdings, Inc.[3]	2,327,600	9,497
InfoSpace.com, Inc.[3]	1,123,909	8,486
austriamicrosystems AG, non-registered shares[1,2]	715,000	8,476
SINA Corp.[3]	355,000	8,218
Intermec, Inc.[3]	600,000	7,968
Blackboard Inc.[3]	300,000	7,869
Konami Corp.[1]	300,000	7,706
Renishaw PLC[1]	1,048,738	7,560
Ono Sokki Co., Ltd.[1,2]	1,609,000	7,046
Varian Semiconductor Equipment Associates, Inc.[3]	386,700	7,007
DTS, Inc.[3]	379,300	6,960
LoopNet, Inc.[3]	1,001,500	6,830
Redington (India) Ltd.[1]	2,680,868	6,532
Infotech Enterprises Ltd.[1,2]	3,000,000	6,476
Hutchinson Technology Inc.[2,3]	1,836,035	6,389
Rolta India Ltd.[1]	2,500,000	6,020
Comverse Technology, Inc.[3]	860,000	5,384
Stratasys, Inc.[3]	500,000	5,375
Techwell, Inc.[3]	825,000	5,362
Chartered Semiconductor Manufacturing Ltd[1,3]	38,740,000	4,897
Concur Technologies, Inc.[3]	142,869	4,689
Finisar Corp.[3]	12,301,895	4,675
Orbotech Ltd.[3]	1,128,317	4,536
Wistron Corp.[1]	5,665,000	4,363
Delta Electronics (Thailand) PCL[1]	12,150,000	4,313
Insight Enterprises, Inc.[3]	595,000	4,105
DigiTech Systems Co., Ltd.[1,3]	435,000	3,946
Cadence Design Systems, Inc.[3]	915,000	3,349
THQ Inc.[3]	771,000	3,230
Kaboose Inc.[2,3]	9,700,000	2,786
Monotype Imaging Holdings Inc.[3]	476,100	2,761
DFI, Inc.[1]	1,947,966	2,496
Cyntec Co., Ltd.[1]	2,900,333	2,413
Gartner, Inc.[3]	133,100	2,373
Seek Ltd.[1]	1,006,456	2,279
Delta Networks, Inc.[1]	14,000,000	2,193
MEMSIC, Inc.[3]	1,090,327	1,799
SupportSoft, Inc.[3]	735,000	1,639
Oakton Ltd.[1]	1,520,000	1,375
i2 Technologies, Inc.[3]	149,600	956
Rubicon Technology, Inc.[3]	188,700	804
HSW International, Inc.[3,4]	815,215	310
HSW International, Inc.[1,3,4]	294,873	80
		1,413,651

FINANCIALS — 9.58%
Hopewell Holdings Ltd.[1]	18,870,000	62,421
Hospitality Properties Trust	3,000,000	44,610
Kotak Mahindra Bank Ltd.[1]	5,493,262	40,984
BOK Financial Corp.	968,300	39,119
Mercury General Corp.	800,724	36,825
Daegu Bank, Ltd.[1]	6,361,090	34,683
IG Group Holdings PLC[1]	8,650,771	32,377
Champion Real Estate Investment Trust[1]	114,378,000	30,811
Topdanmark A/S1,3	235,700	30,688
Ascendas Real Estate Investment Trust[1]	31,486,550	30,562
Dah Sing Financial Holdings Ltd.[1]	11,649,400	30,080
Hargreaves Lansdown PLC[1]	12,639,084	29,854
Northwest Bancorp, Inc.	1,285,616	27,486
Indiabulls Real Estate Ltd.[1]	9,175,644	25,343
eHealth, Inc.[2,3]	1,830,000	24,302
Redwood Trust, Inc.	1,600,000	23,856
Jammu and Kashmir Bank Ltd.[1,2]	3,149,500	23,249
Dolphin Capital Investors Ltd.[1,2,3]	36,765,400	22,558
City National Corp.	450,000	21,915
First Niagara Financial Group, Inc.	1,329,800	21,503
China Banking Corp.[1]	2,463,515	20,702
Central Pattana PCL[1]	49,016,000	20,692
Eaton Vance Corp.	900,000	18,909
East West Bancorp, Inc.	1,138,703	18,185
Industrial and Commercial Bank of China (Asia) Ltd.[1]	16,857,137	18,173
Banco De Oro Unibank, Inc.[1]	34,600,000	17,953
UnionBank of the Philippines[1,2]	37,429,400	17,166
Bank Sarasin & Cie AG, Class B1	575,994	17,100
Rayonier Inc.	525,000	16,459
Brown & Brown, Inc.	775,000	16,197
Glacier Bancorp, Inc.	850,000	16,167
Pusan Bank[1]	3,518,000	15,954
Wilmington Trust Corp.	686,100	15,259
Home Federal Bancorp, Inc.[2]	1,384,249	14,839
Robinsons Land Corp., Class B1	131,168,300	13,794
Portfolio Recovery Associates, Inc.[3]	407,558	13,792
TICON Property Fund[1,2]	43,150,000	12,531
Gruppo MutuiOnline SpA[1,2]	3,160,000	12,219
Banco Cruzeiro do Sol SA, preferred nominative	5,543,100	11,982
Bajaj Holdings & Investment Ltd.[1]	2,285,000	11,555
S P Setia Bhd.[1]	12,550,000	11,343
JSE Ltd.[1]	2,745,000	10,826
Oslo Børs VPS Holding ASA[1]	1,002,335	10,806
CapitaRetail China Trust[1]	24,680,100	10,357
Banco Macro SA, Class B (ADR)	841,915	9,110
Westamerica Bancorp.	170,000	8,695
AEON Mall Co., Ltd.[1]	441,000	8,495
MGIC Investment Corp.	2,350,000	8,178
Azimut Holding SpA[1]	1,496,663	8,082
Wing Tai Holdings Ltd.[1]	12,373,000	7,186
Challenger Financial Services Group Ltd.[1]	5,000,115	7,000
Asya Katilim Bankasi AS, Class B1,3	9,090,009	6,927
Bolsa Mexicana de Valores, SAB de CV, Series A3	9,400,000	6,904
Banco ABC Brasil SA, preferred nominative	3,060,700	6,868
Hung Poo Real Estate Development Corp.[1]	9,317,250	6,848
Credito Emiliano SpA[1]	1,200,000	6,278
P/F Føroya Banki[1]	270,000	6,101
Banco Daycoval SA, preferred nominative	2,539,300	5,819
Banco Sofisa SA, preferred nominative	3,635,000	5,658
Banco Compartamos, SA, Institución de Banca Múltiple, Class O	3,000,000	5,433
National Bank of Pakistan[1]	8,793,774	4,730
Farglory Land Development Co., Ltd.[1]	6,218,000	4,614
Islamic Arab Insurance Co. (Salama)[3]	21,700,000	4,608
Ascendas India Trust[1]	12,750,000	4,076
Cathay Real Estate Development Co. Ltd.[1]	17,400,000	3,916
TT Hellenic Postbank SA1	479,210	3,755
Kiatnakin Bank PCL[1]	12,200,000	3,660
MCB Bank Ltd.[1]	2,587,500	3,481
Amata Corp. PCL[1]	26,800,000	3,300
Federal Agricultural Mortgage Corp., Class C	777,000	2,719
Paraná Banco SA, preferred nominative	2,318,400	2,506
TICON Industrial Connection PCL[1]	11,298,800	1,909
Banco Patagonia SA, Class B (BDR)	238,600	1,712
Unitech Corporate Parks PLC[1,3]	9,701,110	1,242
FirstFed Financial Corp.[3]	600,000	1,050
Saizen Real Estate Investment Trust[1]	3,048,000	277
		1,157,323

MATERIALS — 4.88%
AptarGroup, Inc.	1,400,000	49,336
Calgon Carbon Corp.[3]	2,455,000	37,709
Rhodia SA1,2	5,093,401	32,361
Symrise AG1	2,269,594	32,135
James Hardie Industries NV1	9,046,422	30,224
Croda International PLC[1]	3,860,000	29,321
Valspar Corp.	1,600,000	28,944
Bemis Co., Inc.	950,000	22,496
Sealed Air Corp.	1,300,000	19,422
Aquarius Platinum Ltd.[1]	7,000,000	18,876
FUCHS PETROLUB AG1	332,517	18,231
Minerals Technologies Inc.	420,000	17,178
Peter Hambro Mining PLC[1]	2,976,525	16,493
United Phosphorus Ltd.[1]	7,140,000	16,262
RTI International Metals, Inc.[3]	1,120,000	16,027
Talvivaara Mining Co. Ltd.[1,3]	8,900,000	15,531
Major Drilling Group International Inc.[2]	1,498,700	15,374
Intrepid Potash, Inc.[3]	618,013	12,836
LANXESS AG1	600,000	11,701
Mineral Deposits Ltd.[1,3]	16,142,844	8,064
Mineral Deposits Ltd. (CAD denominated)[1,3]	6,300,000	3,147
AMG Advanced Metallurgical Group NV1,3	1,103,726	10,849
PT Semen Gresik[1]	27,150,000	10,657
Kemira Oyj[1]	1,206,611	10,125
Timminco Ltd.[3]	3,215,000	9,314
Yamana Gold Inc.	1,200,000	9,307
PT Indocement Tunggal Prakarsa Tbk[1]	21,125,000	9,157
Sino-Forest Corp.[3]	900,000	7,290
KazakhGold Group Ltd. (GDR)[1,3,5]	948,000	3,750
KazakhGold Group Ltd. (GDR)[1,3]	825,000	3,263
Lynas Corp. Ltd.[1,3]	30,165,969	6,092
Kenmare Resources PLC[1,2,3]	51,336,000	5,712
Cementir Holding SpA[1]	1,600,000	5,606
Ta Ann Holdings Bhd.[1]	4,810,300	5,021
Sidenor Steel Products Manufacturing Co. SA1	1,044,108	4,696
Coal of Africa Ltd.[1,3]	7,500,000	4,692
Eastern Platinum Ltd.[3]	10,105,450	2,778
Eastern Platinum Ltd.[3,4]	2,500,000	687
Polo Resources Ltd.[1,2,3]	117,692,500	3,425
Shree Cement Ltd.[1]	350,000	3,352
Nihon Parkerizing Co., Ltd.[1]	352,000	3,046
Gem Diamonds Ltd.[1,3]	800,000	3,000
Northern Iron Ltd.[1,3]	4,613,597	2,842
New Gold Inc.[3]	1,916,667	2,784
Central African Mining & Exploration Co. PLC[1,3]	51,546,569	1,586
Gold Wheaton Gold Corp.[3,4]	7,440,000	1,557
Zep Inc.	69,400	1,340
Oxus Gold PLC[1,3]	15,915,000	1,287
Vatukoula Gold Mines PLC[1,3,4]	69,650,000	1,005
Banro Corp.[3,4]	890,000	913
Mangalam Cement Ltd.[1]	900,000	869
J.K. Cement Ltd.[1]	945,000	858
Zoloto Resources Ltd.[2,3]	8,175,000	537
Sunkar Resources PLC[1,3,4]	2,596,000	267
Mwana Africa PLC[1,3,4]	2,353,064	116
PT Sumalindo Lestari Jaya, Tbk[1,3]	5,348,000	87
		589,535

ENERGY — 4.04%
Concho Resources Inc.[3]	3,566,820	81,395
BJ Services Co.	3,675,000	42,887
Heritage Oil Ltd.[1,2,3]	12,898,000	38,697
FMC Technologies, Inc.[3]	1,490,000	35,507
KNM Group Bhd.[1,2]	231,151,000	27,694
Banpu PCL[1]	3,755,300	26,227
Technip SA1	770,000	23,648
Uranium One Inc.[3]	16,080,500	23,623
Oceaneering International, Inc.[3]	750,000	21,855
OPTI Canada Inc.[2,3]	12,835,600	18,961
Pacific Rubiales Energy Corp.[3]	8,435,000	15,160
Pacific Rubiales Energy Corp.[3,4]	1,333,333	2,396
Hunting PLC[1]	2,516,000	15,393
WorleyParsons Ltd.[1]	1,478,433	15,024
Bill Barrett Corp.[3]	700,000	14,791
EXCO Resources, Inc.[3]	1,600,000	14,496
Centennial Coal Co. Ltd.[1]	5,927,391	14,147
Core Laboratories NV	189,205	11,326
Encore Acquisition Co.[3]	350,000	8,932
Value Creation Inc.[1,3,4]	4,529,354	8,025
Regal Petroleum PLC[1,3]	10,317,000	6,028
Gulf Keystone Petroleum Ltd.[1,2,3,4]	23,700,000	5,793
Rex Energy Corp.[3]	1,385,600	4,074
Bankers Petroleum Ltd.[3]	4,567,933	2,774
Bankers Petroleum Ltd.[3,4]	733,333	445
Sterling Energy PLC[1,3]	67,892,933	2,704
Oilexco Inc.[3]	6,808,600	1,593
Oilexco Inc. (GBP denominated)[1,3,4]	2,900,000	851
Oilexco Inc.[3,4]	520,000	122
Zhaikmunai LP (GDR)[1,3,5]	790,000	2,173
Mart Resources, Inc.[3,4]	12,459,375	409
High Arctic Energy Services Inc.[3]	1,923,000	237
		487,387

CONSUMER STAPLES — 2.99%
Lindt & Sprüngli AG1	1,694	35,894
Lindt & Sprüngli AG, participation certificate[1]	19,166	35,376
Hain Celestial Group, Inc.[3]	1,590,000	30,353
ARYZTA AG1,3	771,400	24,764
MARR SpA[1]	3,202,500	24,218
Andersons, Inc.[2]	1,247,000	20,551
Bare Escentuals, Inc.[3]	3,824,400	20,002
First Pacific Co. Ltd.[1]	44,300,000	15,459
Poslovni sistem Mercator, dd1	69,933	15,416
Chattem, Inc.[3]	200,000	14,306
Kernel Holding SA1,3	3,243,300	13,562
Emmi AG1	136,100	12,654
Fresh Del Monte Produce Inc.[3]	525,000	11,770
Hypermarcas SA, ordinary nominative[3]	1,995,800	11,493
Lakshmi Energy and Foods Ltd.[1,3]	2,401,000	9,741
AMOREPACIFIC Corp.[1]	17,600	9,184
Synear Food Holdings Ltd.[1]	44,500,000	8,357
China Milk Products Group Ltd.[1]	30,800,000	8,204
Coca-Cola Icecek AS, Class C1	1,672,785	6,959
Drogasil SA, ordinary nominative	1,563,900	6,761
Universal Robina Corp.[1]	51,235,000	6,350
PrimeAg Australia Ltd.[1,3]	7,000,000	6,347
Origin Enterprises PLC[1,3]	3,213,300	6,295
China Yurun Food Group Ltd.[1]	2,712,000	3,209
PT Astra Agro Lestari Tbk[1]	2,420,000	2,313
PT Indofood Sukses Makmur Tbk[1]	14,581,000	1,312
		360,850

TELECOMMUNICATION SERVICES — 2.30%
tw telecom inc.[3]	6,300,000	53,361
Cellcom Israel Ltd. (ILS denominated)[1]	855,000	18,995
Cellcom Israel Ltd.	850,000	18,785
LG Telecom Ltd.[1]	4,370,000	34,252
NTELOS Holdings Corp.	1,236,497	30,492
CenturyTel, Inc.	1,080,000	29,516
Partner Communications Co. Ltd.[1]	1,170,100	19,095
DiGi.Com Bhd.[1]	2,927,500	18,522
Total Access Communication PCL[1]	17,046,000	15,032
Cbeyond, Inc.[3]	600,000	9,588
Manitoba Telecom Services Inc.	300,000	8,858
Globe Telecom, Inc.[1]	526,867	8,583
True Corp. PCL[1,3]	107,000,000	5,705
StarHub Ltd[1]	3,246,840	4,412
QSC AG1,3	878,151	1,555
Telemig Celular Participações SA, preferred nominative (ADR)	48,900	1,467
		278,218

UTILITIES — 1.53%
Xinao Gas Holdings Ltd.[1,2]	57,520,000	61,157
Manila Water Co., Inc.[1,2]	111,206,800	32,007
Glow Energy PCL[1]	42,550,000	28,225
Northumbrian Water Group PLC[1]	5,270,000	18,197
AES Tietê SA, preferred nominative	2,400,000	15,409
CESC Ltd.[1]	1,746,400	8,614
Energy Development Corp.[1]	187,563,000	7,780
First Gen Corp.[1,3]	22,039,000	4,689
Electricity Generating PCL[1]	2,285,000	4,609
Cascal NV	835,151	3,357
		184,044

MISCELLANEOUS — 4.81%
Other common stocks in initial period of acquisition		581,435

Total common stocks (cost: $15,743,120,000)		10,512,742

Warrants — 0.01%

MATERIALS — 0.01%
New Gold Inc., warrants, expire 2012[3,4]	3,333,333	274
New Gold Inc., warrants, expire 2012[3,4]	6,250,000	103
Gold Wheaton Gold Corp., warrants, expire 2013[3,4]	3,720,000	259
Eastern Platinum Ltd., warrants, expire 2009[3]	1,750,000	14
Energem Resources Inc., warrants, expire 2009[1,3,4]	2,200,000	—
		650

ENERGY — 0.00%
Pacific Rubiales Energy Corp., warrants, expire 2012[3,4]	666,667	181
Bankers Petroleum Ltd., warrants, expire 2012[3,4]	366,667	135
		316

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[2,3]	2,459,750	206

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		152

Total warrants (cost: $3,193,000)		1,324

	Shares or
Convertible securities — 0.47%	principal amount

HEALTH CARE — 0.23%
Fluidigm Corp., Series E, convertible preferred[1,3,4]	1,251,056	17,515
BG Medicine, Inc., Series D, convertible preferred[1,3,4]	1,538,462	10,000
		27,515

FINANCIALS — 0.17%
UCBH Holdings, Inc., Series B, 8.50% convertible preferred	13,000	21,112

CONSUMER DISCRETIONARY — 0.06%
Spot Runner, Inc., Series C, convertible preferred[1,3,4]	1,626,016	6,849

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,024

Total convertible securities (cost: $48,115,000)		56,500

	Principal amount
Bonds & notes — 0.13%	(000)

ENERGY — 0.13%
International Coal Group, Inc. 10.25% 2014	$15,000	11,325
James River Coal Co. 9.375% 2012	10,000	4,440

Total bonds & notes (cost: $20,742,000)		15,765

Short-term securities — 12.15%

Freddie Mac 0.25%–1.22% due 1/23–7/9/2009	260,900	260,440
U.S. Treasury Bills 0.205%–1.86% due 1/8–8/27/2009	130,100	130,054
Fannie Mae 0.10%–1.05% due 2/10–7/14/2009	117,700	117,572
Total Capital Canada Ltd. 0.65%–1.25% due 1/9–2/17/2009[5]	69,200	69,106
Total Capital SA 1.15% due 1/5/2009[5]	35,000	34,994
Federal Home Loan Bank 0.38%–1.08% due 1/28–2/25/2009	100,080	100,049
Denmark (Kingdom of) 0.40%–0.90% due 2/10–3/12/2009	94,600	94,486
International Bank for Reconstruction and Development 1.05%–1.15% due 2/2–2/19/2009	80,200	80,162
Shell International Finance BV 0.30%–1.95% due 2/2–4/30/2009[5]	68,800	68,733
Nokia Corp. 0.90%–2.05% due 1/8–1/27/2009[5]	57,400	57,354
Medtronic Inc. 0.38% due 2/9/2009[5]	50,000	49,979
BASF AG 2.35% due 1/16/2009[5]	50,000	49,953
Unilever Capital Corp. 0.75% due 4/28/2009[5]	50,000	49,938
Paccar Financial Corp. 1.20% due 1/14/2009	27,500	27,487
Walt Disney Co. 1.10% due 2/11/2009	27,300	27,270
Jupiter Securitization Co., LLC 0.45% due 2/12/2009[5]	26,000	25,986
Caisse d’Amortissement de la Dette Sociale 1.30% due 2/9/2009	25,000	24,945
Procter & Gamble International Funding S.C.A. 0.15% due 4/7/2009[5]	23,900	23,890
BP Capital Markets PLC 0.85%–2.13% due 1/6–2/10/2009[5]	23,900	23,865
Coca-Cola Co. 2.25% due 1/13/2009[5]	23,000	22,990
Private Export Funding Corp. 0.60% due 2/10/2009[5]	20,000	19,986
Danske Corp. 1.47% due 2/17/2009[5]	20,000	19,965
Electricité de France 0.90% due 2/13/2009[5]	15,000	14,983
Calyon North America Inc. 0.97% due 1/12/2009	14,500	14,495
Wal-Mart Stores Inc. 0.25% due 6/16/2009[5]	12,100	12,086
Statoil ASA 1.25% due 2/6/2009[5]	10,700	10,686
HSBC Finance Corp. 0.05% due 1/2/2009	10,500	10,500
KFW 0.60% due 1/12/2009[5]	10,300	10,298
Nestlé Capital Corp. 0.65% due 2/11/2009[5]	9,000	8,992
AT&T Inc. 0.33% due 3/9/2009[5]	6,600	6,597

Total short-term securities (cost: $1,467,185,000)		1,467,841

Total investment securities (cost: $17,282,355,000)		12,054,172
Other assets less liabilities		25,301

Net assets		$12,079,473

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $5,129,770,000, which represented 42.47% of the net assets of the fund.

[2]The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[3]Security did not produce income during the last 12 months.
[4]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Trinity Ltd.	12/6/2007	$37,508	$28,899	.24%
Cougar Biotechnology, Inc.	12/17/2007	29,000	23,400	.19
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	12,554	.10
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	6,849	.06
Fluidigm Corp., Series E, convertible preferred	12/21/2006–10/24/2007	17,515	17,515	.15
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	10,000	.08
Value Creation Inc.	8/25/2005–9/1/2006	33,229	8,025	.07
Gulf Keystone Petroleum Ltd.	7/22/2008	13,210	5,793	.05
Pacific Rubiales Energy Corp.	7/9/2007	5,551	2,396	.02
Pacific Rubiales Energy Corp., warrants, expire 2012	7/9/2007	932	181	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	2,280	.02
Aker Philadelphia Shipyard ASA	12/5/2007	3,626	1,940	.02
Gold Wheaton Gold Corp.	6/27/2008	3,676	1,557	.01
Gold Wheaton Gold Corp., warrants, expire 2013	6/27/2008	—	259	.00
Vatukoula Gold Mines PLC	6/4/2008	5,812	1,005	.01
Oilexco Inc. (GBP denominated)	12/15/2005	9,456	851	.01
Oilexco Inc.	3/7/2007	3,454	122	.00
Banro Corp.	7/26/2005	3,799	913	.01
Eastern Platinum Ltd.	4/3/2007	4,100	687	.01
Bankers Petroleum Ltd.	2/22/2007	1,173	445	.00
Bankers Petroleum Ltd., warrants, expire 2012	2/22/2007	—	135	.00
Mart Resources, Inc.	1/16/2007–9/7/2007	5,594	409	.00
HSW International, Inc.	10/2/2007	3,000	310	.00
HSW International, Inc.	12/17/2007	907	80	.00
New Gold Inc., warrants, expire 2012	11/26/2007	336	274	.00
New Gold Inc., warrants, expire 2012	3/21/2007	1,386	103	.00
Sunkar Resources PLC	6/19/2008	6,104	267	.00
Mwana Africa PLC	12/7/2005	1,980	116	.00
Mobile Travel Guide, Inc.	12/17/2007	24	16	.00
Energem Resources Inc., warrants, expire 2009	3/6/2007	367	—	—

Total restricted securities		$244,310	$127,381	1.05%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $586,304,000, which represented 4.85% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/08 (000)

Kingboard Chemical Holdings Ltd.	52,648,200	6,542,500	—	59,190,700	$—	$107,117
Café de Coral Holdings Ltd.	31,550,000	350,000	—	31,900,000	1,235	64,781
Kaba Holding AG	262,800	—	—	262,800	1,500	64,247
TaeWoong Co., Ltd.	1,033,400	—	—	1,033,400	66	63,953
Xinao Gas Holdings Ltd.	51,038,000	6,482,000	—	57,520,000	—	61,157
Intersil Corp., Class A	3,125,000	3,465,000	—	6,590,000	693	60,562
Jumbo SA	4,844,956	4,844,956	—	9,689,912	2,737	58,885
Resources Connection, Inc.	3,027,336	276,164	—	3,303,500	—	54,111
Downer EDI Ltd.	23,026,345	—	3,649,304	19,377,041	—	53,200
Heartland Payment Systems, Inc.	2,970,000	30,000	—	3,000,000	270	52,500
Schibsted ASA	4,703,200	—	406,000	4,297,200	—	51,649
SkillSoft PLC (ADR)	7,225,000	—	—	7,225,000	—	51,586
American Medical Systems
Holdings, Inc.	5,370,000	—	214,600	5,155,400	—	46,347
Lions Gate Entertainment Corp.	8,250,000	—	—	8,250,000	—	45,375
Pantaloon Retail (India) Ltd.	5,500,000	2,853,509	—	8,353,509	70	37,785
Pantaloon Retail (India) Ltd., Class B	—	551,250	—	551,250	8	2,493
Volcano Corp.	2,777,400	16,200	143,454	2,650,146	—	39,752
Heritage Oil Ltd.	12,898,000	—	—	12,898,000	—	38,697
Nishimatsuya Chain Co., Ltd.	5,565,000	—	1,574,200	3,990,800	43	36,401
Sintex Industries Ltd.	3,230,250	5,778,000	—	9,008,250	—	35,337
Power Integrations, Inc.	1,775,200	—	—	1,775,200	44	35,291
Rhodia SA	5,093,401	—	—	5,093,401	—	32,361
Manila Water Co., Inc.	111,206,800	—	—	111,206,800	—	32,007
Grontmij NV, depository receipts	1,282,000	—	—	1,282,000	—	31,430
Beacon Roofing Supply, Inc.	2,674,800	—	414,400	2,260,400	—	31,374
TK Corp.	1,659,000	82,950	—	1,741,950	—	31,165
Nakanishi Inc.	491,100	—	—	491,100	403	31,020
Astaldi SpA	5,263,954	81,000	—	5,344,954	—	29,834
Tripod Technology Corp.	30,494,514	—	1,181,000	29,313,514	—	29,141
Live Nation, Inc.	4,000,000	1,075,000	—	5,075,000	—	29,130
Trinity Ltd.	82,337,500	—	—	82,337,500	—	28,899
Ekornes ASA	2,937,598	—	—	2,937,598	—	28,602
Fourlis	4,074,000	—	—	4,074,000	—	28,533
ACI Worldwide, Inc.	2,742,400	—	950,000	1,792,400	—	28,499
Jackson Hewitt Tax Service Inc.	1,796,000	—	—	1,796,000	323	28,179
KNM Group Bhd.	131,151,000	100,000,000	—	231,151,000	—	27,694
Ultimate Software Group, Inc*	1,200,000	530,000	—	1,730,000	—	25,258
Ennis, Inc.	1,032,000	1,032,000	—	2,064,000	160	24,995
eHealth, Inc.	1,580,000	250,000	—	1,830,000	—	24,302
Abaxis, Inc.	1,609,700	25,000	147,898	1,486,802	—	23,833
Jammu and Kashmir Bank Ltd.	3,149,500	—	—	3,149,500	—	23,249
TrueBlue, Inc.	1,649,398	774,202	—	2,423,600	—	23,194
Blue Nile, Inc.	941,140	—	—	941,140	—	23,049
SonoSite, Inc.	1,254,866	—	70,766	1,184,100	—	22,593
Dolphin Capital Investors Ltd.	33,715,400	3,050,000	—	36,765,400	—	22,558
Andersons, Inc.	1,247,000	—	—	1,247,000	106	20,551
ZOLL Medical Corp.	1,655,000	—	568,165	1,086,835	—	20,530
OPTI Canada Inc.	15,001,600	420,000	2,586,000	12,835,600	—	18,961
OPTI Canada Inc.	420,000	—	420,000	—	—	—
OPTI Canada Inc., warrants, expire 2008	105,000	—	105,000	—	—	—
United Laboratories International
Holdings Ltd.	71,242,000	—	—	71,242,000	—	18,929
UnionBank of the Philippines	37,429,400	—	—	37,429,400	—	17,166
Internet Capital Group, Inc.	3,096,000	—	—	3,096,000	—	16,873
Veeco Instruments Inc.	2,306,396	260,000	—	2,566,396	—	16,271
Hana Microelectronics PCL	53,925,000	—	—	53,925,000	—	15,780
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	143	15,631
Major Drilling Group International Inc.	1,500,000	—	1,300	1,498,700	230	15,374
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	76	14,839
Goodpack Ltd.	22,248,000	2,430,000	—	24,678,000	484	14,326
Goodpack Ltd., warrants, expire 2009	2,459,750	—	—	2,459,750	—	206
Ipca Laboratories Ltd.	1,794,000	—	—	1,794,000	151	13,821
Altra Holdings, Inc.	1,905,548	—	200,000	1,705,548	—	13,491
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	68	12,571
TICON Property Fund	30,400,000	12,750,000	—	43,150,000	307	12,531
LECG Corp.*	239,585	1,624,215	—	1,863,800	—	12,506
American Axle & Manufacturing
Holdings, Inc.	4,300,000	—	—	4,300,000	86	12,427
John Bean Technologies Corp.*	702,717	804,200	—	1,506,917	88	12,311
Gruppo MutuiOnline SpA	3,160,000	—	—	3,160,000	—	12,219
Vital Images, Inc.	792,000	—	—	792,000	—	11,017
ArthroCare Corp.	2,117,000	100,000	172,700	2,044,300	—	9,751
Domino’s Pizza Enterprises Ltd.	4,563,190	—	—	4,563,190	—	8,818
austriamicrosystems AG,
non-registered shares	715,000	—	—	715,000	—	8,476
Ono Sokki Co., Ltd.	1,609,000	—	—	1,609,000	165	7,046
G-Shank Enterprise Co., Ltd.	16,838,438	—	—	16,838,438	—	6,499
Infotech Enterprises Ltd.	3,000,000	—	—	3,000,000	—	6,476
Hutchinson Technology Inc.	1,836,035	—	—	1,836,035	—	6,389
Gulf Keystone Petroleum Ltd.	23,700,000	—	—	23,700,000	—	5,793
Kenmare Resources PLC	51,336,000	—	—	51,336,000	—	5,712
Northgate PLC	4,114,822	—	—	4,114,822	739	4,623
Cpl Resources PLC	2,975,986	—	—	2,975,986	—	4,173
I. Kloukinas – I. Lappas SA	1,824,000	—	—	1,824,000	—	3,644
Polo Resources Ltd.	123,872,500	—	6,180,000	117,692,500	—	3,425
Vision-Sciences, Inc.	2,200,000	—	—	2,200,000	—	3,366
Vical Inc.	2,250,279	—	—	2,250,279	—	3,173
Kaboose Inc.	8,000,000	1,700,000	—	9,700,000	—	2,786
Lonrho PLC	14,275,000	25,000,000	—	39,275,000	—	2,623
Gaming VC Holdings SA	1,396,800	305,000	—	1,701,800	328	2,453
Arpida Ltd.	1,231,509	—	—	1,231,509	—	839
Zoloto Resources Ltd.	8,175,000	—	—	8,175,000	—	537
Imagelinx PLC	21,385,714	—	—	21,385,714	—	233
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	—	19
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
AMG Advanced Metallurgical Group NV†	2,143,960	94,040	1,134,274	1,103,726	—	—
Apollo Hospitals Enterprise Ltd.†	3,275,000	—	3,275,000	—	—	—
AtriCure, Inc.†	824,500	—	185,205	639,295	—	—
Banyan Tree Holdings Ltd.†	44,333,000	—	27,640,000	16,693,000	—	—
Calgon Carbon Corp.†	2,459,300	570,700	575,000	2,455,000	—	—
Chuang’s China Investments Ltd.†	112,439,000	—	112,439,000	—	—	—
Concho Resources Inc.†	4,806,820	—	1,240,000	3,566,820	—	—
Cougar Biotechnology, Inc.†	1,000,000	—	100,000	900,000	—	—
Cougar Biotechnology, Inc.†	100,000	—	100,000	—	—	—
Daegu Bank, Ltd.†	10,570,000	—	4,208,910	6,361,090	2,045	—
Emeco Holdings Ltd.†	41,027,381	—	41,027,381	—	—	—
Entertainment Rights PLC†	42,281,102	—	20,270,974	22,010,128	—	—
First Calgary Petroleums Ltd.†	10,846,000	—	10,846,000	—	—	—
First Calgary Petroleums Ltd.
(GBP denominated)†	4,800,000	—	4,800,000	—	—	—
Genesis Lease Ltd. (ADR)†	2,292,579	—	2,292,579	—	132	—
Hain Celestial Group, Inc.†	2,580,000	—	990,000	1,590,000	—	—
Halla Engineering & Construction Corp.†	626,000	—	626,000	—	—	—
Hyflux Water Trust†	19,500,000	—	7,628,000	11,872,000	—	—
Hyunjin Materials Co., Ltd.†	857,100	11,263	322,100	546,263	69	—
InfoSpace.com, Inc.†	1,971,200	—	847,291	1,123,909	—	—
IVRCL Infrastructures & Projects Ltd.†	9,025,000	—	2,570,000	6,455,000	—	—
Kuoni Reisen Holding AG, Class B†	145,066	—	12,032	133,034	—	—
Medicis Pharmaceutical Corp., Class A†	3,062,100	82,900	500,000	2,645,000	106	—
MEMSIC, Inc.†	1,191,536	—	101,209	1,090,327	—	—
Mentor Corp.†	1,700,700	—	750,700	950,000	—	—
Michaniki SA†	3,935,000	—	3,935,000	—	—	—
Michaniki SA, preference shares†	871,900	—	871,900	—	—	—
Navitas Ltd.†	21,727,690	—	6,650,000	15,077,690	—	—
Peet’s Coffee & Tea, Inc.†	1,015,000	—	725,000	290,000	—	—
PetMed Express, Inc.†	1,500,000	—	1,500,000	—	—	—
Pusan Bank†	9,594,500	—	6,076,500	3,518,000	1,018	—
Pyeong San Co., Ltd.†	1,220,171	—	536,171	684,000	—	—
Solomon Mutual Savings Bank†	1,062,023	—	1,062,023	—	—	—
Sourceforge Inc†	4,700,000	—	4,700,000	—	—	—
Superior Well Services, Inc.†	1,200,000	—	1,200,000	—	—	—
Trigon Agri A/S†	8,150,000	—	8,150,000	—	—	—
ValueVision Media, Inc., Class A†	1,900,000	—	1,900,000	—	—	—

					$13,893	$2,137,310
*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2008; it was not publicly disclosed.
†Unaffiliated issuer at 12/31/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets and liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2008 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$5,418,660
Level 2 — Other significant observable inputs	6,527,227	*
Level 3 — Significant unobservable inputs	108,285
Total	$12,054,172

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended December 31, 2008 (dollars in thousands):

Beginning value at 10/1/2008	$168,729
Net sales	(989)
Net realized loss	(11,154)
Net unrealized depreciation	(54,255)
Net transfers into Level 3	5,954
Ending value at 12/31/2008	$108,285

Net unrealized depreciation during the period on Level 3 investment securities held at 12/31/2008	$(54,255)

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,016,303,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$856,696
Gross unrealized depreciation on investment securities	(6,122,111)
Net unrealized depreciation on investment securities	(5,265,415)
Cost of investment securities for federal income tax purposes	17,319,588

Key to abbreviations

ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollar
GBP = British pound
ILS = Israeli shekel

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-935-0209O-S15811

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 27, 2009

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: February 27, 2009